united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-231128

Centerstone Investors Trust

(Exact name of registrant as specified in charter)

135 5th Avenue, New York, NY 10010

(Address of principal executive offices) (Zip code)

Philip Santopadre, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-503-5789

Date of fiscal year end: 3/31

Date of reporting period: 12/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017
Shares	Security			Market Value

	COMMON STOCK - 66.92%
	CANADA - 2.77%
78,464	TransCanada Corp.			$3,818,956
87,021	Metro, Inc.			2,786,472
				6,605,428
	CHILE - 1.62%
87,765	Cia Cervecerias Unidas SA			2,596,089
101,556,552	Vina San Pedro Tarapaca SA			1,278,946
				3,875,035
	DENMARK - 3.08%
285,244	Matas A/S			3,608,821
57,846	ISS A/S			2,240,301
34,617	Topdanmark A/S *			1,495,772
				7,344,894
	FINLAND - 0.94%
104,600	Tikkurila Oyj			2,235,233

	FRANCE - 5.53%
32,571	Air Liquide SA			4,105,390
31,417	Schneider Electric SE			2,671,118
11,165	Sodexo SA			1,501,059
15,830	Danone SA			1,328,605
11,966	Eiffage SA			1,311,406
15,303	Valeo SA			1,143,359
3,882	LVMH Moet Hennessy Louis Vuitton SE			1,143,029
				13,203,966
	GERMANY - 4.51%
22,646	Bayerische Motoren Werke AG			2,359,329
35,457	Brenntag AG			2,245,000
76,451	Hamburger Hafen und Logistik AG			2,171,244
16,450	Fraport AG Frankfurt Airport Services Worldwide			1,813,091
17,044	Hornbach Holding AG & Co. KGaA			1,513,728
17,696	Hornbach Baumarkt AG			656,829
				10,759,221
	HONG KONG - 3.23%
2,529,726	Kerry Logistics Network Ltd.			3,587,598
208,000	Hongkong Land Holdings Ltd.			1,464,320
671,517	Mandarin Oriental International Ltd.			1,356,464
246,900	Hysan Development Co. Ltd.			1,309,894
				7,718,276
	INDONESIA - 1.23%
1,811,562	Indocement Tunggal Prakarsa Tbk PT			2,930,812

	JAPAN - 5.14%
101,551	Nagaileben Co. Ltd.			2,552,407
132,275	Mitsubishi Estate Co. Ltd.			2,300,945
199,995	Ichiyoshi Securities Co. Ltd.			2,282,614
34,573	Aica Kogyo Co. Ltd.			1,284,118
87,000	Astellas Pharma, Inc.			1,109,554
50,330	Sekisui Jushi Corp.			1,026,477
7,252	Shimano, Inc.			1,020,139
2,896	FANUC Corp.			695,503
				12,271,757
	MEXICO - 1.28%
615,056	Grupo Televisa SAB			2,303,821
39,040	Fresnillo PLC			753,224
				3,057,045
	NETHERLANDS - 2.71%
91,703	Koninklijke Vopak NV			4,023,794
111,031	Koninklijke Ahold Delhaize NV			2,442,600
				6,466,394
	PERU - 0.53%
26,684	Southern Copper Corp.			1,266,156

	SINGAPORE - 1.07%
167,369	Oversea-Chinese Banking Corp. Ltd.			1,550,489
675,366	ComfortDelGro Corp. Ltd.			999,831
				2,550,320
Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Shares	Security			Market Value

	COMMON STOCK - 66.92% (continued)
	SOUTH KOREA - 0.47%
10,400	KT&G Corp.			$1,122,040

	SWEDEN - 2.71%
95,268	ICA Gruppen AB			3,459,709
71,643	Loomis AB			3,009,616
				6,469,325
	SWITZERLAND - 4.68%
28,519	Novartis AG			2,411,581
9,082	Roche Holding AG			2,297,412
5,444	Swatch Group AG			2,220,171
25,043	Nestle SA			2,153,629
23,117	Cie Financiere Richemont SA			2,094,752
				11,177,545
	THAILAND - 2.93%
3,778,000	Krung Thai Bank PCL			2,225,763
264,260	Siam City Cement PCL			2,132,568
264,400	Bangkok Bank PCL			1,776,729
662,100	Thai Beverage PCL			455,443
65,350	Bangkok Bank PCL (NVDR)			405,054
				6,995,557
	UNITED KINGDOM - 0.97%
344,242	Rotork PLC			1,240,494
32,330	Spectris PLC			1,085,585
				2,326,079
	UNITED STATES - 20.79%
79,339	Target Corp.			5,176,870
20,669	WW Grainger, Inc.			4,883,051
163,022	Mosaic Co.			4,183,145
54,837	Colgate-Palmolive Co.			4,137,452
91,643	Tapestry, Inc.			4,053,370
11,690	3M Co.			2,751,475
38,534	EnerSys			2,683,122
241,855	NOW, Inc. *			2,667,661
36,300	Emerson Electric Co.			2,529,747
33,003	Omnicom Group, Inc.			2,403,608
9,215	O'Reilly Automotive, Inc. *			2,216,576
28,253	TJX Cos, Inc.			2,160,224
38,995	Sonoco Products Co.			2,072,194
24,042	CVS Health Corp.			1,743,045
9,836	McDonald's Corp.			1,692,972
15,508	Scotts Miracle-Gro Co.			1,659,201
11,852	United Technologies Corp.			1,511,960
17,458	CarMax, Inc. *			1,119,582
				49,645,255

	TOTAL COMMON STOCK (Cost - $142,523,430)			158,020,338

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Principal	Security	Coupon	Maturity	Market Value

	BONDS & NOTES - 7.55%
	LUXEMBOURG - 0.25%
$600,000	Actavis Funding SCS	2.35%	3/12/2018	$600,475

	NETHERLANDS - 0.30%
701,000	LyondellBasell Industries NV	5.00%	4/15/2019	719,735

	SWITZERLAND - 0.30%
700,000	UBS Group Funding Switzerland AG, Quarterly US LIBOR +1.7800 #	3.14%	4/14/2021	726,407

	UNITED KINGDOM - 0.12%
276,000	Vodafone Group PLC	4.63%	7/15/2018	279,802

	UNITED STATES - 6.58%
2,000,000	Apple, Inc., Quarterly US LIBOR +0.5000	1.90%	2/9/2022	2,027,529
1,500,000	Xilinx, Inc.	2.13%	3/15/2019	1,495,210
1,000,000	Newell Brands, Inc.	2.88%	12/1/2019	1,008,034
1,000,000	Synchrony Financial	2.60%	1/15/2019	1,001,892
1,000,000	SUPERVALU, Inc.	6.75%	6/1/2021	996,250
961,000	Kraft Heinz Foods Co.	2.00%	7/2/2018	960,971
939,000	Bank of America Corp.	5.65%	5/1/2018	950,205
881,000	Men's Wearhouse, Inc.	7.00%	7/1/2022	884,348
812,000	Ford Motor Credit Co. LLC	2.55%	10/5/2018	814,359
800,000	Mondelez International, Inc., Quarterly US LIBOR +0.5200	1.90%	2/1/2019	801,952
750,000	United Technologies Corp.	1.78%	5/4/2018	748,853
700,000	Goldman Sachs Group, Inc., Quarterly US LIBOR +1.6000	3.08%	11/29/2023	728,581
550,000	PHI, Inc.	5.25%	3/15/2019	547,910
500,000	Talen Energy Supply LLC	6.50%	5/1/2018	507,500
500,000	Wells Fargo & Co. Quarterly US LIBOR +0.6800	2.06%	1/30/2020	504,136
420,000	Kindred Healthcare, Inc.	8.00%	1/15/2020	455,049
350,000	Clear Channel Worldwide Holdings, Inc.	7.63%	3/15/2020	343,000
1,300,000	Commonwealth of Puerto Rico +	8.00%	7/1/2035	308,750
245,000	Verizon Communications, Inc., Quarterly US LIBOR +1.7500	3.32%	9/14/2018	247,689
146,000	Wells Fargo & Co., Quarterly US LIBOR +1.3400	2.83%	3/4/2021	150,035
140,000	HRG Group, Inc.	7.88%	7/15/2019	140,280
80,000	Spectra Energy Partners LP	2.95%	9/25/2018	80,481
				15,703,014

	TOTAL BONDS & NOTES (Cost - $17,891,737)			18,029,433

Shares
	EXCHANGE TRADED FUND - COMMODITY - 4.86%
93,741	SPDR Gold Shares *			11,591,075

	TOTAL EXCHANGE TRADED FUND - COMMODITY (Cost - $11,268,450)			11,591,075

	REAL ESTATE INVESTMENT TRUSTS - 1.76%
10,742	Unibail-Rodamco SE			2,706,647
84,252	Monmouth Real Estate Investment Corp.			1,499,686

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $3,782,976)			4,206,333

Principal

	US GOVERNMENT & AGENCY OBLIGATIONS - 13.05%
	US TREASURY NOTES - 13.05%
$25,700,000	United States Treasury Note	1.38%	7/31/2019	25,506,246
3,000,000	United States Treasury Note	1.25%	8/31/2019	2,969,414
2,700,000	United States Treasury Note	1.38%	9/30/2019	2,676,691

	TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost - $31,406,621)			31,152,351

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Shares	Security			Market Value
	SHORT-TERM INVESTMENTS - 6.65%
	MONEY MARKET FUND - 6.65%
15,892,439	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.13% ^			$15,892,439
	TOTAL SHORT-TERM INVESTMENTS (Cost - $15,892,439)			15,892,439

	TOTAL INVESTMENTS - 100.06% (Cost - $222,765,652) (a)			$238,891,969
	LIABILITIES LESS OTHER ASSETS - (0.06) %			(147,193)
	NET ASSETS - 100.00%			$238,744,776

NVDR-Non-Voting Depository Receipt
PCL-Public Company Limited
PLC-Public Limited Company
* Non-income producing security
# 144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $726,407 or 0.30% of net assets
+ Security in default
^ Interest rate reflects seven-day effective yield on December 31, 2017
(a) Represents cost for financial reporting purposes and is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

		Gross unrealized appreciation:		$18,594,316
		Gross unrealized depreciation:		(2,467,999)
		Net unrealized appreciation:		$16,126,317

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

As of December 31, 2017 the following Forward Foreign Currency Contracts were open:

FORWARD FOREIGN CURRENCY CONTRACTS
						Unrealized
	Settlement		Local Currency Amount	US $	US $	Appreciation/
Foreign Currency	Date	Counterparty	Purchased/Sold	Equivalent	Value at December 31, 2017	(Depreciation) *
To Buy:
Euro	1/2/2018	State Street Bank	313,138	$375,490	$375,782	$292
				$375,490	$375,782	$292

To Sell:
Canadian Dollar	4/20/2018	State Street Bank	1,500,000	$1,202,906	$1,194,916	$7,990
Chilean Peso	6/14/2018	State Street Bank	800,000,000	1,219,680	1,297,106	(77,426)
Danish Krone	1/24/2018	State Street Bank	8,600,000	1,370,396	1,388,245	(17,849)
Euro	1/24/2018	State Street Bank	5,375,000	6,339,895	6,459,010	(119,115)
Japanese Yen	1/24/2018	State Street Bank	206,500,000	1,868,546	1,834,927	33,619
Singapore Dollar	1/24/2018	State Street Bank	815,000	597,734	609,613	(11,879)
Swedish Krona	1/24/2018	State Street Bank	9,200,000	1,123,716	1,123,270	446
Swiss Franc	4/20/2018	State Street Bank	1,200,000	1,238,734	1,241,615	(2,881)
				$14,961,607	$15,148,702	$(187,095)

* The amount represents fair value derivative instruments subject to foreign currency risk exposure as of December 31, 2017
Sector Allocation (based on total value of investments as of December 31, 2017) ^
Consumer Discretionary					20.34%
Consumer Staples					16.25%
US Government & Agency Obligations					13.17%
Industrial					12.88%
Financial					7.90%
Basic Materials					7.46%
Gold					4.85%
Energy					4.66%
Communications					2.34%
Real Estate Investment Trusts					1.76%
Technology					1.47%
Utilities					0.21%
Diversified					0.06%
Short-Term Investments					6.65%
Total					100.00%

^ Percentages may differ from Portfolio of Investments which are based on Fund net assets

Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Shares	Security			Market Value
	SHORT-TERM INVESTMENTS - 5.87%
	US TREASURY BILL - 1.04%
1,340,000	United States Treasury Bill	0.75%	4/30/2018	$1,337,069

Shares
	MONEY MARKET FUND - 4.83%
6,215,137	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.13% ^			6,215,137

	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,554,913)			7,552,206

	TOTAL INVESTMENTS - 100.27% (Cost - $119,195,994) (a)			$129,003,079
	LIABILITIES LESS OTHER ASSETS - (0.27) %			(344,130)
	NET ASSETS - 100.00%			$128,658,949

NVDR-Non-Voting Depository Receipt
PCL-Public Company Limited
PLC-Public Limited Company
* Non-income producing security
+ Security in default
^ Interest rate reflects seven-day effective yield on December 31, 2017
(a) Represents cost for financial reporting purposes and is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

		Gross unrealized appreciation:		$10,837,142
		Gross unrealized depreciation:		(1,030,057)
		Net unrealized appreciation:		$9,807,085

Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

As of December 31, 2017 the following Forward Foreign Currency Contracts were open:

FORWARD FOREIGN CURRENCY CONTRACTS
						Unrealized
	Settlement		Local Currency Amount	US $	US $	Appreciation/
Foreign Currency	Date	Counterparty	Purchased/Sold	Equivalent	Value at December 31, 2017	(Depreciation) *
To Buy:
Euro	1/2/2018	State Street Bank	325,932	$390,911	$391,139	$228
				$390,911	$391,139	$228

To Sell:
Canadian Dollar	4/20/2018	State Street Bank	1,200,000	$962,324	$955,933	$6,391
Chilean Peso	6/14/2018	State Street Bank	700,000,000	1,067,220	1,134,967	(67,747)
Danish Krone	1/24/2018	State Street Bank	7,100,000	1,131,358	1,146,109	(14,751)
Euro	1/24/2018	State Street Bank	4,800,000	5,663,032	5,768,046	(105,014)
Japanese Yen	1/24/2018	State Street Bank	190,000,000	1,718,507	1,688,310	30,197
Singapore Dollar	1/24/2018	State Street Bank	750,000	550,104	560,993	(10,889)
Swedish Krona	1/24/2018	State Street Bank	7,700,000	947,372	940,128	7,244
Swiss Franc	4/20/2018	State Street Bank	1,050,000	1,083,892	1,086,413	(2,521)
				$13,123,809	$13,280,899	$(157,090)

* The amount represents fair value derivative instruments subject to foreign currency risk exposure as of December 31, 2017
Sector Allocation (based on total value of investments as of December 31, 2017) ^
Consumer Staples					19.79%
US Government & Agency Obligations					15.62%
Consumer Discretionary					13.49%
Industrial					12.01%
Basic Materials					11.32%
Financial					9.89%
Gold					4.94%
Energy					4.87%
Real Estate Investment Trusts					4.82%
Communications					1.68%
Short-Term Investments					1.57%
Total					100.00%

^ Percentages may differ from Portfolio of Investments which are based on Fund net assets

Centerstone Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Note 1 - Organization and Significant Accounting Policies

The Centerstone Investors Fund and the Centerstone International Fund (each a “Fund” and collectively the “Funds”) are each a series of Centerstone Investors Trust, (the “Trust”) a Delaware statutory trust. The Trust is an open-ended management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified series of the Trust. The Centerstone Investors Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including the U.S. market. The Centerstone International Fund seeks long-term growth of capital by investing in a range of securities and asset classes primarily from foreign (non-U.S.) markets.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

Investment Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, securities traded on one or more securities exchanges for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If no sale price is reported, the mean between the current bid and ask is used. If market quotations are not readily available at a Valuation Time, the Board has approved the use of a fair valuation pricing committee (the “Fair Value Committee”), to which it has delegated certain responsibilities. Securities not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the current mean price on such over-the-counter market, (and if there is only a bid or only an ask price on such date, valuation will be at such bid or ask price for long or short positions, respectively). Debt securities, whether listed on an exchange or traded in the over the counter market for which market quotations are readily available, are generally priced at the current bid price. Debt securities may be valued at prices supplied by the relevant pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Absent special circumstances, valuations for a specific type of instrument will all be made through the same pricing agent.

The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into U.S. dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price at 4:00 p.m. Eastern Time (“ET”).

Money market-type instruments that at a Valuation Time have a remaining maturity of 60 days or less are valued at bid prices from a pricing vendor, unless the Fair Value Committee believes another valuation is more appropriate. Municipal daily or weekly variable rate demand instruments may be priced at par plus accrued interest.

Forward currency contracts shall be valued at the forward currency contract rates, determined at 4:00 p.m. Eastern Time or the nearest time prior to the Valuation Time, provided by a bank or dealer that the pricing agent or, if applicable, the Fair Value Committee believes to be reliable.

Securities in which the Funds invest may be traded in markets that close before 4:00 pm ET. Normally, developments that occur between the close of the foreign markets and 4:00 pm ET will not be reflected in a Fund’s NAV. However, the Funds may determine that such developments are significant that they will affect the value of a Fund’s securities, and the Fund may adjust the previous local closing prices to reflect fair value for these securities as of 4:00 pm ET.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of trustees of the Underlying Funds.

Fair Valuation Process - If market quotations are not readily available, or if, in the opinion of the Advisor, the prices or values available do not represent fair value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee (the “Committee”) in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. The Committee is composed of one or more representatives from each of the (i) Trust, (ii) Administrator, and (iii) Advisor. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. The Committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

As noted, the Committee is composed of one or more representatives from each of the (i) Trust, (ii) Administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Advisor, the prices or values available do not represent the fair value of the instrument based upon factors that may include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value; (v) stale prices- securities whose prices have been stale for 20 or more consecutive business days; (vi) mutual funds that do not provide timely NAV information; (vii) interests in a commodity pool or a managed futures pool; and (viii) restricted securities, such as private investments or non-traded securities. The Committee may determine the fair value of such restricted security using the following factors: (a) the type of security; (b) the cost at date of purchase; (c) the size and nature of the Funds’ holdings; (d) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (e) information as to any transactions or offers with respect to the security; (f) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (g) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (h) the level of recent trades of similar or comparable securities; (i) the liquidity characteristics of the security; (j) current market conditions; (k) the market value of any securities into which the security is convertible or exchangeable; (l) the security’s embedded option values; and (m) information about the financial condition of the issuer and it’s prospects.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Centerstone Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used for the period ended as of December 31, 2017, for the Funds’ assets and liabilities measured at fair value:

Centerstone Investors Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$158,020,338	$-	$-	$158,020,338
Bonds & Notes	-	18,029,433	-	18,029,433
Exchange Traded Fund - Commodity	11,591,075	-	-	11,591,075
Real Estate Investment Trusts	4,206,333	-	-	4,206,333
US Government & Agency Obligations	-	31,152,351	-	31,152,351
Short-Term Investments	$15,892,439	-	-	15,892,439
Forward Foreign Currency Contracts *	-	42,347	-	42,347
Total	$189,710,185	$49,224,131	-	$238,934,316
Liabilities - Derivatives
Forward Foreign Currency Contracts *	$-	$229,150	$-	$229,150

Centerstone International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$93,982,594	$-	$-	$93,982,594
Bonds & Notes	-	291,958	-	291,958
Exchange Traded Fund - Commodity	6,367,357	-	-	6,367,357
Real Estate Investment Trusts	2,165,167	-	-	2,165,167
US Government & Agency Obligations	-	18,643,797	-	18,643,797
Short-Term Investments	6,215,137	1,337,069	-	7,552,206
Forward Foreign Currency Contracts *	-	44,060	-	44,060
Total	$108,730,255	$20,316,884	$-	$129,047,139
Liabilities - Derivatives
Forward Foreign Currency Contracts *	$-	$200,922	$-	$200,922

* Forward Foreign Currency Contracts are valued at gross unrealized appreciation (depreciation) on the investment.
The Funds did not hold any level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the period.
It is the Funds' policy to recognize transfers into or out of any Level at the end of the reporting period.

Foreign Currency Translations – The books and records of the Funds are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts - As foreign securities are purchased and sold, the Funds may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds may also enter into forward currency contracts as an investment strategy consistent with the Fund’s investment objective. As of December 31, 2017, the amount of unrealized loss on forward foreign currency exchange contracts subject to currency price risk amounted to $186,803 and $156,090 for the Centerstone Investors Fund and the Centerstone International Fund, respectively.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position.

The notional value of the derivative instruments outstanding as of December 31, 2017, as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Funds.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centerstone Investors Trust

By

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 2/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 2/28/2018

By

/s/ Philip Santopadre

Philip Santopadre, Principal Financial Officer/Treasurer

Date 2/28/2018